Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Loss Before Income Taxes
The Group’s loss before income taxes consisted of:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	(28,946)	(30,412)	(185,000)	(29,030)
Non-PRC	(18,294)	(61,423)	(128,762)	(20,206)

	(47,240)	(91,835)	(313,762)	(49,236)

Income tax expense (benefit) comprises of:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income tax expen ses (benefits) applicable to PRC operations
Current income tax expenses	803	22	113	18
Deferred income tax (benefits) expenses	(49)	184	—	—
Subtotal income tax expenses applicable to PRC operations	754	206	113	18

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	—	—	21	3
Subtotal income tax expenses applicable to Non-PRC operations	—	—	21	3

Total income tax expenses	754	206	134	21

Summary of Reconciliations of Income Tax Expenses
The reconciliations of the income tax expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Loss before income tax expense	(47,240)	(91,835)	(313,762)	(49,236)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(11,810)	(22,959)	(78,440)	(12,309)
Effect of different tax rates in different jurisdictions	4,430	14,347	31,370	4,923
Non-deductible expenses	736	1,195	5,455	856
Additional deduction for qualified R&D expenses	(9,317)	(13,646)	(24,197)	(3,797)
Effect on adoption of preferential tax rate	(541)	(12)	22	3
Changes in tax rate in measurement of deferred tax	—	3,345	—	—
Statutory expense	(4,545)	(1,855)	2,636	414
Others	(36)	133	134	21
Change in valuation allowance	21,837	19,658	63,154	9,910

Income tax expenses	754	206	134	21

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

Summary of Significant Components of Deferred Tax Assets
The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$

Non-current deferred tax assets
Inventory provision	7,360	7,172	1,125
Welfare payables	4,308	5,807	911
Accrued expenses and other liabilities	1,354	1,329	209
Allowance for doubtful accounts	3,047	17,376	2,727
Deferred government subsidies	35	15	2
Intangible assets	—	43	7
Unrealized loss on long-term investment	—	69	11
Unrealized profit arising from elimination of inter-company transactions	466	474	74
Tax losses	103,721	151,160	23,720
Less: valuation allowance	(120,291)	(183,445)	(28,786)

Deferred tax assets, net	—	—	—

Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	292	46

Deferred tax liabilities	292	292	46

Summary of Reconciliation of Unrecognized Tax Benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(4,892)	(5,494)	(12,987)	(2,038)
Additions based on tax positions related to the current year	(602)	(7,673)	—	—
Reductions for tax positions of prior years	—	180	7,507	1,178

Balance at the end of the year	(5,494)	(12,987)	(5,480)	(860)